Securities - Maturity Distribution by Carrying Amount and Yield (on Tax Equivalent Basis) of Investment Securities Portfolio (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Securities available-for-sale:
One year or less	$ 6,214
Over 1 through 5 years	19,011
Over 5 through 10 years	7,063
Over 10 years	3,743
Total	73,822
Securities held-to-maturity:
One year or less	2,188
Over 1 through 5 years	9,927
Over 5 through 10 years	2,606
Over 10 years	15
Total	40,905
Mortgage-backed securities
Securities available-for-sale:
Without single maturity date	32,621
Securities held-to-maturity:
Mortgage-backed securities	26,169
Asset-backed securities
Securities available-for-sale:
Without single maturity date	4,325
Equity securities
Securities available-for-sale:
Without single maturity date	845
U.S. Treasury
Securities available-for-sale:
One year or less	2,195
Over 1 through 5 years	5,472
Over 5 through 10 years	3,292
Over 10 years	3,348
Total	$ 14,307
Securities available-for-sale (Yield):
One year or less	0.85%
Over 1 through 5 years	1.49%
Over 5 through 10 years	1.71%
Over 10 years	3.11%
Total	1.82%
Securities held-to-maturity:
One year or less	$ 1,327
Over 1 through 5 years	7,890
Over 5 through 10 years	1,900
Over 10 years	0
Total	$ 11,117
Securities held-to-maturity (Yield):
One year or less	0.86%
Over 1 through 5 years	1.23%
Over 5 through 10 years	1.91%
Over 10 years	0.00%
Total	1.30%
U.S. government agencies
Securities available-for-sale:
One year or less	$ 0
Over 1 through 5 years	113
Over 5 through 10 years	246
Over 10 years	0
Total	$ 359
Securities available-for-sale (Yield):
One year or less	0.00%
Over 1 through 5 years	1.30%
Over 5 through 10 years	2.34%
Over 10 years	0.00%
Total	2.01%
Securities held-to-maturity:
One year or less	$ 350
Over 1 through 5 years	1,189
Over 5 through 10 years	50
Over 10 years	0
Total	$ 1,589
Securities held-to-maturity (Yield):
One year or less	0.83%
Over 1 through 5 years	1.19%
Over 5 through 10 years	2.02%
Over 10 years	0.00%
Total	1.13%
State and political subdivisions
Securities available-for-sale:
One year or less	$ 274
Over 1 through 5 years	1,738
Over 5 through 10 years	1,147
Over 10 years	219
Total	$ 3,378
Securities available-for-sale (Yield):
One year or less	2.71%
Over 1 through 5 years	2.92%
Over 5 through 10 years	3.51%
Over 10 years	1.90%
Total	3.04%
Securities held-to-maturity:
One year or less	$ 0
Over 1 through 5 years	1
Over 5 through 10 years	3
Over 10 years	15
Total	$ 19
Securities held-to-maturity (Yield):
One year or less	0.00%
Over 1 through 5 years	7.03%
Over 5 through 10 years	6.76%
Over 10 years	5.34%
Total	5.69%
Other bonds, notes and debentures
Securities available-for-sale:
One year or less	$ 3,745
Over 1 through 5 years	11,688
Over 5 through 10 years	2,378
Over 10 years	176
Total	$ 17,987
Securities available-for-sale (Yield):
One year or less	0.97%
Over 1 through 5 years	1.02%
Over 5 through 10 years	1.13%
Over 10 years	1.67%
Total	1.03%
Securities held-to-maturity:
One year or less	$ 511
Over 1 through 5 years	847
Over 5 through 10 years	653
Over 10 years	0
Total	$ 2,011
Securities held-to-maturity (Yield):
One year or less	0.57%
Over 1 through 5 years	0.61%
Over 5 through 10 years	0.71%
Over 10 years	0.00%
Total	0.63%
Mortgage/ asset-backed and equity securities
Securities available-for-sale:
Total	$ 37,791
Securities available-for-sale (Yield):
Total	2.46%
Securities held-to-maturity:
Total	$ 26,169
Securities held-to-maturity (Yield):
Total	2.73%
Mortgage/ asset-backed and equity securities | Mortgage-backed securities
Securities available-for-sale:
Without single maturity date	$ 32,621
Securities available-for-sale (Yield):
Without single maturity date	2.59%
Securities held-to-maturity:
Mortgage-backed securities	$ 26,169
Securities held-to-maturity (Yield):
Without single maturity date	2.73%
Mortgage/ asset-backed and equity securities | Asset-backed securities
Securities available-for-sale:
Without single maturity date	$ 4,325
Securities available-for-sale (Yield):
Without single maturity date	1.95%
Mortgage/ asset-backed and equity securities | Equity securities
Securities available-for-sale:
Without single maturity date	$ 845
Securities available-for-sale (Yield):
Without single maturity date	0.00%